As filed with the Securities and Exchange Commission on October 29, 2019

Securities Act File No. 333-66895

Investment Company Act File No. 811-09101

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 1

Prudential Investment Portfolios 9

(Exact Name of Registrant as Specified in Charter)

655 Broad Street

Newark, New Jersey 07102

(Address of Principal Executive Offices)

(973)367-2396

(Registrant's Telephone Number)

Andrew R. French

655 Broad Street

Newark, New Jersey 07102

(Name and Address of Agent for Service)

This amendment consists of the following:

(1)Facing Sheet of the Registration Statement.

(2)Part C of the Registration Statement (including signature page).

The Proxy Statement and Prospectus are incorporated by reference to the Registration Statement on Form N-14 (File No. 333-228917) filed on December 20, 2018.

This amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement the Opinion and Consent of Willkie Farr & Gallagher LLP supporting tax matters and consequences to shareholders.

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act) and pursuant to Del. Code Ann. title 12 sec. 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article VII, Section 2 of the Agreement and Declaration of Trust (Exhibit (a)(1) to Registration Statement) states that (1) the Registrant shall indemnify any present trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee, officer or both, and against any amount incurred in settlement thereof and (2) all persons extending credit to, contracting with or having any claim against the Registrant shall look only to the assets of the appropriate Series (or if no Series has yet been established, only to the assets of the Registrant). Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively "disabling conduct"). In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Agreement and Declaration of Trust, that the officer or trustee did not engage in disabling conduct. In addition, Article XI of Registrant's By-Laws (Exhibit (b) to the Registration Statement) provides that the Registrant shall indemnify present and former trustees, officers, employees or other agents of Registrant against judgments, fines, settlements and expenses and may advance expenses to such parties to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibit (e)(1) to the Registration Statement), the Distributors of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

Section 9 of the Management Agreement (Exhibit (d)(1) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit (d)(3) to the Registration Statement) limit the liability of PGIM Investments LLC (formerly known as Prudential Investments LLC) and Quantitative Management Associates LLC, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws, Declaration of Trust and the Distribution Agreements in a manner consistent with Release No. 11330 of the Securities and

Exchange Commission under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Under Section 17(h) of the 1940 Act, it is the position of the staff of the Securities and Exchange Commission that if there is neither a court determination on the merits that the defendant is not liable nor a court determination that the defendant was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of one's office, no indemnification will be permitted unless an independent legal counsel (not including a counsel who does work for either the Registrant, its investment adviser, its principal underwriter or persons affiliated with these persons) determines, based upon a review of the facts, that the person in question was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Under its Declaration of Trust, the Registrant may advance funds to provide for indemnification. Pursuant to the Securities and Exchange Commission staff's position on Section 17(h) advances will be limited in the following respect:

(1)Any advances must be limited to amounts used, or to be used, for the preparation and/or presentation of a defense to the action (including cost connected with preparation of a settlement);

(2)Any advances must be accompanied by a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification;

(3)Such promise must be secured by a surety bond or other suitable insurance; and

(4)Such surety bond or other insurance must be paid for by the recipient of such advance.

ITEM 16. EXHIBITS

(1)(a) Agreement and Declaration of Trust. Incorporated by reference to Exhibit (a)(1) to the Registration Statement on Form N-1A (File No. 333-66895) filed on November 6, 1998.

(1)(b) Certificate of Trust. Incorporated by reference to Exhibit (a)(2) to the Registration Statement on Form N-1A (File No. 333-66895) filed on November 6, 1998.

(1)(c) First Amendment to Agreement and Declaration of Trust. Incorporated by reference to Exhibit (a)(3) to the Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A (File No. 333-66895) filed on January 16, 2001.

(1)(d) First Amendment to Certificate of Trust. Incorporated by reference to Exhibit (a)(4) to the Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A (File No. 333-66895) filed on January 16, 2001.

(1)(e) Certificate of Amendment to the Certificate of Trust dated July 3, 2003. Incorporated by reference to Exhibit

(a)(5) to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A (File No. 333-66895) filed on January 30, 2004.

(1)(f) Certificate of Amendment dated February 16, 2010 to the Certificate of Trust. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (File No. 333-66895) filed on February 16, 2010.

(2)Restated By-Laws dated November 16, 2004. Incorporated by reference to Exhibit (b)(2) to the Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 333-66895) filed on December 20, 2004.

(3)Instruments defining rights of shareholders. Incorporated by reference to Exhibit (c) to the Registration Statement on Form N-1A (File No. 333-66895) filed on November 6, 1998.

(4)Form of Plan of Reorganization for the reorganization on behalf of PGIM Growth Allocation Fund, a series of The Prudential Investment Portfolios, Inc. and PGIM QMA Large-Cap Core Equity Fund, a series of Prudential Investment Portfolios 9. Incorporated by reference to the Registration Statement on Form N-14 (File No. 333- 228917) filed on December 20, 2018.

(5)Not applicable.

(6)(a) Management Agreement between the Registrant and Prudential Investments LLC (PI) (now known as PGIM Investments LLC) for Prudential QMA Large-Cap Core Equity Fund (now known as PGIM QMA Large-Cap Core Equity Fund). Incorporated by reference to Exhibit (d)(1) to the Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (File No. 333-66895) filed on December 28, 2001.

(6)(a)(i) Amendment to Management Agreement between the Registrant and PI for Prudential QMA Large-Cap Core Equity Fund. Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A (File No. 333-66895) filed on January 18, 2017.

(6)(b) Subadvisory Agreement between PI and Prudential Investment Management, Inc. (PIM) (now known as PGIM, Inc.) for Prudential QMA Large-Cap Core Equity Fund. Incorporated by reference to Exhibit (d)(2) to the Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (File No. 333-66895) filed on December 28, 2001.

(6)(b)(i) Amendment to Subadvisory Agreements among PI, PIM and Quantitative Management Associates LLC (QMA) for Prudential QMA Large-Cap Core Equity Fund. Incorporated by reference to Exhibit (d)(3) to the Post- Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 333-66895) filed on December 20, 2004.

(6)(b)(ii) Amendment to Subadvisory Agreements among PI, PIM and QMA for Prudential QMA Large-Cap Core Equity Fund. Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A (File No. 333-66895) filed on January 18, 2017.

(6)(c) Management expense cap for Prudential QMA Large-Cap Core Equity Fund. To be filed by subsequent amendment.

(6)(d) Management Agreement between the Registrant and PI with respect to Prudential Absolute Return Bond Fund (now known as PGIM Absolute Return Bond Fund). Incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 333-66895) filed on January 12, 2011.

(6)(d)(i) Amendment to Management Agreement between the Registrant and PGIM Investments LLC (PGIM Investments) with respect to Prudential Absolute Return Bond Fund. Incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A (File No. 333-66895) filed on December 27, 2017.

(6)(e) Contractual expense cap for Prudential Absolute Return Bond Fund. Incorporated by reference to Post- Effective Amendment No. 69 to the Registration Statement on Form N-1A (File No. 333-66895) filed on December 27, 2017.

(6)(f) Subadvisory Agreement between PI and PIM with respect to Prudential Absolute Return Bond Fund. Incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 333-66895) filed on January 12, 2011.

(6)(f)(i) Amendment to Subadvisory Agreement between PGIM Investments and PGIM, Inc. with respect to Prudential Absolute Return Bond Fund. Incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A (File No. 333-66895) filed on December 27, 2017.

(6)(g) Management Agreement between the Registrant and PI with respect to Prudential Select Real Estate Fund (now known as PGIM Select Real Estate Fund). Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A (File No. 333-66895) filed on August 1, 2014.

(6)(g)(i) Amendment to Management Agreement between the Registrant and PI with respect to Prudential Select Real Estate Fund. Incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (File No. 333-66895) filed on February 25, 2016.

(6)(g)(ii) Second Amendment to Management Agreement between the Registrant and PI with respect to Prudential Select Real Estate Fund. Incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A (File No. 333-66895) filed on February 1, 2017.

(6)(h) Subadvisory Agreement between PI and PIM on behalf of its division Prudential Real Estate Investors (PREI) (now known as PGIM Real Estate), for Prudential Select Real Estate Fund. Incorporated by reference to Post- Effective Amendment No. 43 to the Registration Statement on Form N-1A (File No. 333-66895) filed on August 1, 2014.

(6)(h)(i) Amendment to Subadvisory Agreement between PI and PGIM, Inc. on behalf of its division PGIM Real Estate, for Prudential Select Real Estate Fund. Incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A (File No. 333-66895) filed on February 1, 2017.

(6)(i) Contractual expense cap for Prudential Select Real Estate Fund. Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A (File No. 333-66895) filed on February 23, 2018.

(6)(j) Management Agreement between the Registrant and PI with respect to Prudential Real Estate Income Fund (now known as PGIM Real Estate Income Fund). Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (File No. 333-66895) filed on June 2, 2015.

(6)(j)(i) Amendment to Management Agreement between the Registrant and PI with respect to Prudential Real Estate Income Fund. Incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (File No. 333-66895) filed on February 25, 2016.

(6)(k) Subadvisory Agreement between PI and PIM on behalf of its division Prudential Real Estate Investors (PREI), for Prudential Real Estate Income Fund. Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (File No. 333-66895) filed on June 2, 2015.

(6)(l) Contractual expense cap for Prudential Real Estate Income Fund. Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A (File No. 333-66895) filed on February 23, 2018.

(6)(m) Management Agreement between the Registrant and PI with respect to Prudential International Bond Fund (now known as PGIM International Bond Fund). Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A (File No. 333-66895) filed on December 13, 2016.

(6)(m)(i) Contractual expense cap for Prudential International Bond Fund. Incorporated by reference to Post- Effective Amendment No. 72 to the Registration Statement on Form N-1A (File No. 333-66895) filed on February 23, 2018.

(6)(n) Subadvisory Agreement between PI and PGIM, Inc. on behalf of its division Prudential Fixed Income (now known as PGIM Fixed Income), for Prudential International Bond Fund. Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A (File No. 333-66895) filed on December 13, 2016.

(7)(a) Second Amended and Restated Distribution Agreement between Prudential Investments Mutual Funds and the Target Mutual Funds, and Prudential Investment Management Services LLC (PIMS) dated September 22, 2016. Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement for Prudential Investment Portfolios 5 on Form N-1A (File No. 811-09439) filed via EDGAR on September 22, 2016.

(7)(b) Selected Dealer Agreement. Incorporated by reference to the Registration Statement on Form N-1A (File No. 333-66895) filed on November 6, 1998.

(8) Not applicable.

(9)(a) Custodian Contract between the Registrant and the Bank of New York (BNY) dated June 6, 2005. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A (File No. 333-66895) filed on December 30, 2005.

(9)(a)(i) Amendment dated June 6, 2005 to Custodian Agreement between the Registrant and BNY. Incorporated by reference to the Dryden Tax-Managed Funds Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A (File No. 333-66895) filed on December 30, 2005.

(9)(a)(ii) Amendment dated June 30, 2009 to Custodian Agreement between the Registrant and BNY. Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed via EDGAR on June 30, 2009 (File No. 33-10649).

(9)(a)(iii) Amendment dated December 21, 2010 to Custodian Agreement between the Registrant and BNY dated June 6, 2005. Incorporated by reference to Prudential World Fund, Inc. Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 11, 2011.

(9)(a)(iv) Amendment dated July 7, 2014 to Custodian Agreement between the Registrant and BNY dated June 6, 2005. Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A (File No. 333-66895) filed on August 1, 2014.

(9)(a)(v) Amendment dated June 1, 2015 to Custodian Agreement between the Registrant and BNY dated June 6, 2005. Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (File No. 333-66895) filed on June 2, 2015.

(9)(a)(vi) Accounting Services Agreement dated July 1, 2005 between the Registrant and PFPC Inc. Incorporated (PFPC) by reference to Exhibit (g)(4) to post-effective amendment no. 14 to Registrant's registration statement on Form N-1A filed May 31, 2006 (File No. 333-95849).

(9)(a)(vii) Addition of Funds to Accounting Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (BNY Mellon). Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (File No. 333-66895) filed on June 2, 2015.

(9)(a)(viii) Amendment to Custodian Agreement between the Registrant and BNY. Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 811-09999) filed via EDGAR on December 8, 2016.

(9)(a)(viiii) Addition of Funds to Accounting Services Agreement between the Registrant and BNY Mellon. Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A (File No. 333-66895) filed on December 13, 2016.

(10)(a) Second Amended and Restated Distribution Agreement between Prudential Investments Mutual Funds and the Target Mutual Funds, and Prudential Investment Management Services LLC (PIMS) dated September 22, 2016. Incorporated by reference to Prudential Investment Portfolios 5. Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 811-09439) filed via EDGAR on September 22, 2016.

(10)(a)(i) Form of Selected Dealer Agreement, incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed via EDGAR on June 26, 1998 (File No. 33- 10649).

(10)(b) Amended and Restated Distribution and Service Plan for Class A shares. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A for Prudential Investment Portfolios 12 (File No. 333-42705) filed via EDGAR on June 19, 2018.

(10)(c) Distribution and Service Plan for Class B Shares. Incorporated by reference to Exhibit (m)(2) to the Registration Statement on Form N-1A (File No. 333-66895) filed on November 6, 1998.

(10)(d) Amended and Restated Distribution and Service Plan for Class C shares. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A for Prudential Investment Portfolios 12 (File No. 333-42705) filed via EDGAR on June 19, 2018.

(10)(e) Amended and Restated Distribution and Service Plan for Class R shares. Incorporated by reference to Post- Effective Amendment No. 65 to the Registration Statement on Form N-1A for Target Portfolio Trust, filed via EDGAR on September 28, 2016 (File No. 033-50476).

(10)(f) Rule 12b-1 Fee Waiver for Class A shares of PGIM QMA Large-Cap Core Equity Fund. To be filed by subsequent amendment.

(10)(g) Rule 12b-1 Fee Waiver for Class A shares for Prudential Select Real Estate Fund. Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A (File No. 333-66895) filed on February 23, 2018.

(10)(h) Rule 12b-1 Fee Waiver for Class A shares for Prudential Real Estate Income Fund. Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A (File No. 333-66895) filed on February 23, 2018.

(11)(a) Opinion and Consent of Counsel. Incorporated by reference to Exhibit (i) to the Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (File No. 333-66895) filed on December 28, 2001.

(11)(b) Opinion and consent of Morris, Nichols, Arsht & Tunnell LLP as to the legality of the securities being registered. Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N- 1A (File No. 333-66895) filed on December 29, 2006.

(11)(c) Opinion and consent of Morris, Nichols, Arsht & Tunnell LLP in relation to the N-14 Registration Statement. Incorporated by reference to Exhibit (i)(3) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 333-66895) filed on October 26, 2006.

(11)(d) Opinion and consent of Morris, Nichols, Arsht & Tunnell LLP as to the legality of the securities being registered for Prudential Absolute Return Bond Fund. Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (File No. 333-66895) filed on March 29, 2011.

(11)(e) Opinion and consent of Morris, Nichols, Arsht & Tunnell LLP as to the legality of the securities being registered for Prudential Select Real Estate Fund. Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A (File No. 333-66895) filed on August 1, 2014.

(11)(f) Opinion and consent of Morris, Nichols, Arsht & Tunnell LLP as to the legality of the securities being registered for Prudential Real Estate Income Fund. Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (File No. 333-66895) filed on June 2, 2015.

(11)(g) Opinion and consent of Morris, Nichols, Arsht & Tunnell LLP as to the legality of the securities being registered for Prudential International Bond Fund. Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A (File No. 333-66895) filed on December 13, 2016.

(11)(h) Opinion and consent of Morris, Nichols, Arsht & Tunnell LLP as to the legality of the securities (Class Q Shares) being registered for Prudential Real Estate Income Fund and Prudential QMA Large-Cap Core Equity Fund. Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A (File No. 333-66895) filed on December 23, 2016.

(11)(i) Opinion and consent of Morris, Nichols, Arsht & Tunnell LLP. Incorporated by reference to the Registration Statement on Form N-14 (File No. 333-228917) filed on December 20, 2018.

(12)Opinion and consent of Willkie Farr & Gallagher LLP supporting tax matters and consequences to shareholders. Filed herewith.

(13)(a) Amended and Restated Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc. (PMFS), dated May 29, 2007. Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on June 29, 2007 (File No. 33-10649).

(13)(a)(ii) Amendment dated September 2, 2008 to Amended and Restated Transfer Agency and Service Agreement. Incorporated by reference to the Target Portfolio Trust Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A as filed with the Commission on January 30, 2009 (File No. 33-50476).

(13)(a)(iii) Amendment dated December 21, 2010 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007.Incorporated by reference to the Prudential Investment Portfolios 3 Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed via EDGAR on December 30, 2010 (File No. 333-95849).

(13)(a)(iv) Amendment dated July 7, 2014 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A (File No. 333-66895) filed on August 1, 2014.

(13)(a)(v) Amendment dated June 1, 2015 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (File No. 333-66895) filed on June 2, 2015.

(13)(a)(vi) Amendment to Amended and Restated Transfer Agency and Service Agreement. Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A (File No. 333-66895) filed on December 13, 2016.

(14)Consent of KPMG LLP, independent registered public accounting firm, for the Registrant and PGIM Growth Allocation Fund. Incorporated by reference to the Registration Statement on Form N-14 (File No. 333-228917) filed on December 20, 2018.

(15)Not applicable.

(16)Power of Attorney dated December 5, 2018. Incorporated by reference to the Registration Statement on Form N-14 (File No. 333-228917) filed on December 20, 2018.

(17)Form of proxy card for shareholders of PGIM Growth Allocation Fund. Incorporated by reference to the Registration Statement on Form N-14 (File No. 333-228917) filed on December 20, 2018.

ITEM 17. UNDERTAKINGS

(a)The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(c)The undersigned Registrant undertakes to file, by post-effective amendment, a copy of the opinion of counsel as to certain tax matters, within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Newark, State of New Jersey on the 29th day of October 2019.

Prudential Investment Portfolios 9

By: * Stuart S. Parker Stuart S. Parker, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
*Ellen S. Alberding	Trustee
*Kevin J. Bannon	Trustee
*Scott E. Benjamin	Trustee
*Linda W. Bynoe	Trustee
*Barry H. Evans	Trustee
*Keith F. Hartstein	Trustee
*Laurie Simon Hodrick	Trustee
*Michael S. Hyland	Trustee
*Stuart S. Parker	Trustee and President, Principal Executive Officer
*Brian K. Reid	Trustee
*Grace C. Torres	Trustee
*Christian J. Kelly	Treasurer, Principal Financial and Accounting Officer
*By: /s/ Diana Huffman	Attorney-in-Fact	October 29, 2019
Diana Huffman

EXHIBIT INDEX

Exhibit No.	Description

(12)Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders.